Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares [Line Items]
Share price (in Dollars per share)	$ 0.8
Offering expenses (in Dollars)	$ 1,849
Issuance of Common stock (in Dollars)	1,449		$ 1,864
Issuance of warrants (in Dollars)	$ 400
Direct Offering [Member]
Ordinary Shares [Line Items]
Share price (in Dollars per share)	$ 0.8
ADR [Member]
Ordinary Shares [Line Items]
Issuance of new shares	2,500,000
ADR [Member] | Direct Offering [Member]
Ordinary Shares [Line Items]
Issuance of new shares	1,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Issuance of new shares	5,000,000
Class A Ordinary Shares [Member] | Direct Offering [Member]
Ordinary Shares [Line Items]
Issuance of new shares	2,000,000